Intangible assets, net - Additional Information (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)
Intangible assets, net
Amortization expenses	$ 11,792	$ 12,147	$ 12,747
Net intangible assets		$ 462,738			$ 437,989
Property pledged as collateral | Land use right | CQ Mingwen
Intangible assets, net
Net intangible assets				¥ 10,198,100	$ 1,400,000